PROVISION FOR LITIGATION (Tables)	12 Months Ended
Dec. 31, 2017
Contingent liabilities
Schedule of provision for contingencies

	12/31/2017	12/31/2016
CURRENT
Labor	278,104	39,373
Tax	6,882	4,415
Civil	1,233,401	1,039,687

	1,518,387	1,083,475
NON-CURRENT
Labor	2,358,354	1,369,292
Tax	625,879	586,429
Civil	20,049,730	17,690,233

	23,033,963	19,645,954

	24,552,350	20,729,429

Schedule of reconciliation of change in provision

Balance as of 12/31/2016	20,729,429

Additions	6,762,387
Reversals of provisions	(2,514,588)
Monetary Correction	1,314,434
Write-offs	(1,087,114)
Payments	(652,198)

Balance as of 12/31/2017	24,552,350

Schedule of contingent liabilities
	12/31/2017	12/31/2016
Labor	3,813,708	3,901,704
Tax	12,213,802	10,431,673
Civil	38,689,568	43,942,534

	54,717,079	58,275,911

Lawsuit filed by the National Association of Consumers (ANDECO)
Contingent liabilities
Schedule of contingent liabilities

Company	Losses	Legal Double	Contingency 12/31/2017
Eletrobras Distribuição Acre S.A.	250,570	501,140	636,683
Eletrobras Amazonas Distribuição de Energia S.A.	4,813,561	9,627,122	12,670,272
Eletrobras Distribuição Alagoas S.A.	1,948,106	3,896,212	4,950,016
Eletrobras Distribuição Piaui S.A.	1,833,144	3,666,288	4,657,905
Eletrobras Distribuição Rondônia S.A.	1,261,910	2,523,820	3,206,435
Eletrobras Distribuição Roraima S.A.	117,191	234,382	297,775

Total	10,224,482	20,448,964	26,419,086